Redacted Loan ID	LoanUID	Loan Number	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
52576D34-9263-49BE-8498-C64B5726DA23	xxx	xxx	xxx	xxx	OH					Not Determined		Never			Never				Never				No		Current	No				8/31/2016
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.